Leases - Finance lease income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance leases
Finance income from net investment in lease	£ 2	£ 21
Profit on sales	£ 0	£ 1